BASIC AND DILUTED INCOME PER SHARE (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Summary of Income Per Share Calculation
Basic net income per share is calculated by dividing net income by the weighted average number of ordinary shares outstanding during the period (amounts are in USD thousand except shares and per share amounts).

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income for the period attributable to shareholders	278	56	6,873	4,542
Weighted-average number of ordinary shares, basic	37,082,794	35,443,258	36,757,214	35,176,469
Net income per share attributable to shareholders, basic	0.01	0.00	0.19	0.13

Net income for the period attributable to shareholders	278	56	6,873	4,542
Weighted-average number of ordinary shares, diluted	38,462,183	36,534,091	38,123,560	36,608,017
Net income per share attributable to shareholders, diluted	0.01	0.00	0.18	0.12

The calculation of diluted income per share has been based on the following weighted-average number of ordinary shares outstanding after adjustment for the effect of all dilutive potential ordinary shares:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Weighted-average number of ordinary shares, basic	37,082,794	35,443,258	36,757,214	35,176,469
Effect of share options and warrants on issue	446,791	614,340	433,748	955,055
Effect of contingently issuable ordinary shares related to business combinations	932,598	476,493	932,598	476,493
Weighted-average number of ordinary shares, diluted	38,462,183	36,534,091	38,123,560	36,608,017